Cover Page	Jul. 28, 2021
Cover [Abstract]
Amendment Flag	false
Document Type	8-K
Document Period End Date	Oct. 27, 2021
Entity Registrant Name	XILINX, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	000-18548
Entity Tax Identification Number	77-0188631
Entity Address, Address Line One	2100 Logic Drive,
Entity Address, City or Town	San Jose,
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	95124
City Area Code	408
Local Phone Number	559-7778
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.01 par value
Trading Symbol	XLNX
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0000743988